UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
December 31, 2018
unaudited
Common stocks 92.43% Financials 18.06%	Shares	Value (000)
HDFC Bank Ltd.	110,927,347	$3,371,117
HDFC Bank Ltd. (ADR)	7,727,242	800,465
AIA Group Ltd.	445,649,600	3,699,282
Kotak Mahindra Bank Ltd.	92,343,782	1,661,963
Prudential PLC	75,287,038	1,345,371
China Construction Bank Corp., Class H	1,385,393,140	1,142,921
Barclays PLC	550,719,268	1,056,570
Housing Development Finance Corp. Ltd.	31,813,425	896,941
Axis Bank Ltd.[1]	69,037,857	613,000
DBS Group Holdings Ltd.	31,495,000	547,428
B3 SA - Brasil, Bolsa, Balcao	73,690,000	509,741
UniCredit SpA[2]	44,723,907	505,400
Sberbank of Russia PJSC (ADR)	45,497,159	498,649
Credit Suisse Group AG2	43,429,553	474,904
Bank Central Asia Tbk PT2	246,600,000	444,954
PICC Property and Casualty Co. Ltd., Class H	424,863,869	434,603
Itaú Unibanco Holding SA, preferred nominative (ADR)	44,167,500	403,691
Toronto-Dominion Bank (CAD denominated)	7,670,000	381,253
Brookfield Asset Management Inc., Class A	8,910,000	341,699
Banco Santander, SA	74,415,245	338,743
Bank of China Ltd., Class H	755,412,555	326,070
Hana Financial Group Inc.[2]	9,867,983	321,230
IndusInd Bank Ltd.	13,589,115	311,295
Agricultural Bank of China Ltd., Class H	664,100,000	290,896
BNP Paribas SA	6,072,000	274,627
KB Financial Group Inc.[2]	6,088,000	254,756
Deutsche Boerse AG2	2,092,540	251,597
London Stock Exchange Group PLC	4,698,000	243,236
Société Générale	6,675,872	212,792
Ayala Corp.[2]	12,080,000	206,917
ABN AMRO Group NV, depository receipts	8,460,361	199,104
Zurich Insurance Group AG2	640,500	191,022
Bank of Ireland Group PLC	31,687,838	176,885
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	251,000	110,494
Fairfax Financial Holdings Ltd., subordinate voting	124,291	54,698
BOC Hong Kong (Holdings) Ltd.	44,382,000	164,934
Metropolitan Bank & Trust Co.[2]	105,402,092	162,481
FinecoBank SpA[2]	13,706,000	137,495
Banco BPM SpA[1,2]	53,338,284	119,839
3i Group PLC	11,950,000	117,800
Grupo Financiero Galicia SA, Class B (ADR)	4,191,050	115,547
Capitec Bank Holdings Ltd.	1,470,000	114,228
Shinhan Financial Group Co., Ltd.[2]	3,182,000	113,394
CaixaBank, SA	29,450,000	106,761
BB Seguridade Participações SA	12,800,000	91,118
Royal Bank of Canada	1,251,000	85,624
RSA Insurance Group PLC	12,067,706	78,999
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Standard Life Aberdeen PLC	23,836,253	$78,005
Macquarie Group Ltd.	985,000	75,380
ICICI Bank Ltd.	13,794,000	71,158
Eurobank Ergasias SA1	108,860,228	67,352
Intesa Sanpaolo SpA[2]	29,468,000	65,524
Bharat Financial Inclusion Ltd.[1]	4,453,738	64,604
Hiscox Ltd.	3,060,000	63,224
St. James’s Place PLC	3,860,000	46,444
Unione di Banche Italiane SpA[2]	15,138,297	43,796
Türkiye Garanti Bankasi AS	23,200,000	34,893
Akbank TAS	25,000,000	32,404
Credicorp Ltd.	130,000	28,817
Haci Ömer Sabanci Holding AS	9,018,390	12,814
		24,986,949
Consumer discretionary 13.74%
Alibaba Group Holding Ltd. (ADR)[1]	16,687,495	2,287,355
Sony Corp.[2]	36,717,000	1,776,118
Galaxy Entertainment Group Ltd.[3]	224,749,000	1,429,347
LVMH Moët Hennessy-Louis Vuitton SE	4,821,000	1,426,209
adidas AG2	4,984,373	1,041,749
MercadoLibre, Inc.[3]	3,424,500	1,002,865
Industria de Diseño Textil, SA	35,878,628	918,762
EssilorLuxottica	6,584,258	833,225
Kering SA	1,277,955	602,672
Hyundai Motor Co.[2]	5,614,757	595,157
Paddy Power Betfair PLC[3]	6,407,222	525,988
Nitori Holdings Co., Ltd.[2]	3,884,300	485,331
Melco Resorts & Entertainment Ltd. (ADR)[3]	27,268,250	480,467
Sands China Ltd.	108,733,200	476,285
Ryohin Keikaku Co., Ltd.[2,3]	1,812,800	437,700
Just Eat PLC[1,3]	54,396,000	406,847
Meituan Dianping, Class B1	69,460,460	389,415
Suzuki Motor Corp.[2]	7,343,000	372,791
Accor SA	8,248,421	350,713
Volkswagen AG, nonvoting preferred[2]	2,045,000	325,535
Hyundai Mobis Co., Ltd.[2]	1,462,138	249,852
Carnival Corp., units	4,850,000	239,105
GVC Holdings PLC	25,079,164	215,450
Ctrip.com International, Ltd. (ADR)[1]	7,689,766	208,085
Hermès International	345,000	191,634
Midea Group Co., Ltd., Class A2	34,305,936	185,235
ASOS PLC[1,3]	6,378,380	185,118
Mahindra & Mahindra Ltd.	15,700,000	180,770
Eicher Motors Ltd.	479,508	159,058
Merlin Entertainments PLC	35,160,000	142,287
Samsonite International SA	47,820,400	135,879
Wynn Macau, Ltd.	46,334,000	101,064
Melco International Development Ltd.	39,692,000	80,900
Motherson Sumi Systems Ltd.	33,195,000	79,332
Toyota Motor Corp.[2]	1,181,500	69,162
Valeo SA, non-registered shares	2,230,000	65,179
Maruti Suzuki India Ltd.	575,000	61,486
Li & Fung Ltd.	335,850,000	52,755
William Hill PLC	24,489,000	48,381
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Kingfisher PLC	15,340,000	$40,571
B&M European Value Retail SA	11,237,855	40,321
Ferrari NV2	334,313	33,257
HUGO BOSS AG2	529,134	32,705
Petrobras Distribuidora S.A.	4,338,280	28,767
Global Brands Group Holding Ltd.[1,3]	487,835,358	22,116
		19,013,000
Information technology 11.32%
Samsung Electronics Co., Ltd.[2]	77,302,250	2,670,090
Samsung Electronics Co., Ltd., nonvoting preferred[2]	2,440,000	69,174
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	278,708,649	2,029,705
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	304,416
ASML Holding NV	12,714,218	1,998,053
SK hynix, Inc.[2]	25,239,200	1,370,864
Keyence Corp.[2]	1,866,200	946,941
Amadeus IT Group SA, Class A, non-registered shares	13,035,279	908,656
Murata Manufacturing Co., Ltd.[2]	5,059,326	685,881
Adyen NV1	1,039,800	565,951
PagSeguro Digital Ltd., Class A1,3	22,583,238	422,984
Tokyo Electron Ltd.[2]	3,375,000	384,872
AAC Technologies Holdings Inc.[3]	63,618,966	369,259
Temenos AG2	2,956,524	354,612
SAP SE2	3,380,000	336,827
Largan Precision Co., Ltd.[2]	3,210,000	334,544
Worldpay, Inc., Class A (GBP denominated)[1]	4,020,941	310,068
Xiaomi Corp., Class B1	181,029,800	298,692
Capgemini SE	2,015,000	200,394
Halma PLC	11,480,157	199,589
Hexagon AB, Class B2	4,267,000	196,420
Hamamatsu Photonics KK2	5,051,000	170,326
TravelSky Technology Ltd., Class H	48,723,000	124,755
Infineon Technologies AG2	5,573,000	110,883
OMRON Corp.[2]	2,904,000	105,862
TDK Corp.[2]	1,479,000	103,397
United Microelectronics Corp.[2]	149,780,000	54,506
Renesas Electronics Corp.[1,2]	7,710,000	35,261
		15,662,982
Industrials 10.36%
Airbus SE, non-registered shares	30,235,627	2,908,582
Ryanair Holdings PLC (ADR)[1]	14,510,793	1,035,200
International Consolidated Airlines Group, SA (CDI)[3]	129,105,675	1,016,969
Yamato Holdings Co., Ltd.[2,3]	25,518,093	701,687
Safran SA	5,588,000	674,818
Rolls-Royce Holdings PLC[1]	61,465,533	650,255
SMC Corp.[2]	2,009,800	606,680
MTU Aero Engines AG2,3	3,144,000	570,254
Melrose Industries PLC[3]	265,046,746	553,532
Adani Ports & Special Economic Zone Ltd.	83,826,574	465,510
Komatsu Ltd.[2]	18,572,232	399,122
DCC PLC	4,784,045	364,950
Edenred SA	8,850,000	325,592
Nidec Corp.[2]	2,818,000	319,606
SK Holdings Co., Ltd.[2]	1,351,955	315,388
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
KONE Oyj, Class B2	6,411,000	$305,600
Jardine Matheson Holdings Ltd.	4,367,800	303,911
Air France-KLM[1,3]	27,857,295	302,578
Airports of Thailand PCL, foreign registered[2]	145,700,000	286,756
Recruit Holdings Co., Ltd.[2]	11,044,300	267,128
Schindler Holding AG, participation certificate[2]	1,300,000	257,403
Schindler Holding AG2	2,000	388
Thales	1,913,500	223,624
Spirax-Sarco Engineering PLC	2,131,000	169,489
DSV A/S2	2,565,000	168,875
Knorr-Bremse AG, non-registered shares[1,2]	1,851,023	166,406
Bunzl PLC	4,494,514	135,713
Eiffage SA	1,538,000	128,567
Shanghai International Airport Co., Ltd., Class A2	15,342,341	113,942
Rheinmetall AG2	1,285,100	113,690
Babcock International Group PLC	17,050,517	106,338
VINCI SA	1,208,160	99,694
Geberit AG2	132,000	51,331
Aalberts Industries NV, non-registered shares	1,507,000	50,159
NIBE Industrier AB, Class B2	4,770,000	48,920
SNC-Lavalin Group Inc.	1,340,560	45,091
Rumo SA1	6,575,800	28,843
Alliance Global Group, Inc.[2]	123,500,000	27,943
Rational AG2	40,065	22,766
		14,333,300
Health care 8.11%
Novartis AG2	16,180,000	1,382,188
Shire PLC	18,758,824	1,092,687
Daiichi Sankyo Co., Ltd.[2]	34,141,000	1,090,793
AstraZeneca PLC	10,886,000	814,896
Teva Pharmaceutical Industries Ltd. (ADR)[3]	52,750,159	813,407
Chugai Pharmaceutical Co., Ltd.[2]	11,955,158	694,239
Koninklijke Philips NV	17,302,000	613,149
CSL Ltd.	4,441,000	579,184
Fresenius SE & Co. KGaA[2]	11,409,000	555,105
HOYA Corp.[2]	8,511,951	511,964
Grifols, SA, Class B, preferred nonvoting, non-registered shares	13,451,154	248,744
Grifols, SA, Class A, non-registered shares	6,401,000	167,947
Grifols, SA, Class B (ADR)	3,541,478	65,022
Hikma Pharmaceuticals PLC[3]	14,615,045	319,662
Merck KGaA[2]	1,968,500	202,891
Takeda Pharmaceutical Co. Ltd.[2]	5,958,000	201,059
Novo Nordisk A/S, Class B2	4,313,500	197,801
Aier Eye Hospital Group Co., Ltd., Class A2	48,271,868	185,876
GW Pharmaceuticals PLC (ADR)[1,3]	1,816,499	176,909
Fresenius Medical Care AG & Co. KGaA[2]	2,398,000	155,987
Roche Holding AG, nonvoting, non-registered shares[2]	595,500	147,515
NMC Health PLC	4,210,203	146,823
Sysmex Corp.[2]	3,029,800	145,634
Galapagos NV1	1,350,000	124,607
Yunnan Baiyao Group Co., Ltd., Class A2	9,588,823	103,295
Straumann Holding AG2	150,000	94,292
bioMérieux SA	1,125,000	74,116
Bayer AG2	1,055,043	73,237
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
William Demant Holding A/S1,2	2,509,762	$71,318
Asahi Intecc Co., Ltd.[2]	1,400,000	59,061
WuXi Biologics (Cayman) Inc.[1]	8,379,347	53,665
Fisher & Paykel Healthcare Corp. Ltd.	3,950,000	34,466
Hypera SA, ordinary nominative	4,229,700	32,958
		11,230,497
Materials 7.62%
Vale SA, ordinary nominative (ADR)	111,437,642	1,469,863
Vale SA, ordinary nominative	41,221,878	542,428
Glencore PLC	259,408,191	963,325
Teck Resources Ltd., Class B	42,384,000	912,442
Asahi Kasei Corp.[2]	65,292,642	671,114
Chr. Hansen Holding A/S2,3	7,314,000	646,968
Rio Tinto PLC	10,779,018	512,462
Koninklijke DSM NV	5,817,619	476,186
Sika AG2	3,484,000	441,886
Akzo Nobel NV	5,440,051	438,799
First Quantum Minerals Ltd.[3]	51,970,233	420,269
Linde PLC[2]	1,966,580	312,182
CCL Industries Inc., Class B, nonvoting	8,200,000	300,683
Air Liquide SA, non-registered shares	1,676,800	208,353
ArcelorMittal SA	9,972,000	207,257
Agnico Eagle Mines Ltd.	5,003,412	202,138
LafargeHolcim Ltd.[2]	4,618,000	190,208
UltraTech Cement Ltd.	3,164,000	180,869
HeidelbergCement AG2	2,670,684	163,503
Indorama Ventures PCL, foreign registered[2]	87,651,600	146,321
Yara International ASA[2]	3,632,000	140,013
China Hongqiao Group Ltd.	231,846,500	131,756
CRH PLC	4,403,868	116,556
MMG Ltd.[1]	269,296,554	115,897
Randgold Resources Ltd.[2]	1,202,000	99,438
Evonik Industries AG2	3,861,756	96,570
Aluminum Corp. of China Ltd., Class H1	256,356,000	82,500
Klabin SA, units	17,463,500	71,553
Grasim Industries Ltd.	5,057,089	59,803
Hindalco Industries Ltd.	16,253,000	52,660
Norsk Hydro ASA[2]	10,803,000	49,092
BASF SE2	672,500	46,586
Fortescue Metals Group Ltd.	15,584,000	45,992
LG Chem, Ltd.[2]	120,000	37,218
		10,552,890
Communication services 6.93%
Nintendo Co., Ltd.[2,3]	9,937,026	2,645,897
Tencent Holdings Ltd.	56,383,511	2,260,957
SoftBank Group Corp.[2]	18,297,640	1,217,705
Naspers Ltd., Class N	4,458,500	896,277
Altice USA, Inc., Class B2,3	17,722,035	292,768
Altice USA, Inc., Class A3	6,189,920	102,258
Baidu, Inc., Class A (ADR)[1]	1,743,000	276,440
Axel Springer SE2	3,830,568	216,739
BT Group PLC	61,050,128	185,276
Altice Europe NV, Class A1,3	73,042,628	142,187
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Altice Europe NV, Class B1,3	14,777,869	$28,784
United Internet AG2	3,835,488	167,871
China Unicom (Hong Kong) Ltd.	153,430,000	163,805
Nippon Telegraph and Telephone Corp.[2]	3,935,000	160,812
ProSiebenSat.1 Media SE2	7,982,200	142,247
ITV PLC	78,811,903	125,416
Advanced Info Service PCL, foreign registered[2]	22,200,000	117,817
SK Telecom Co., Ltd.[2]	457,000	110,493
América Móvil, SAB de CV, Series L (ADR)	5,873,819	83,702
América Móvil, SAB de CV, Series L	18,821,401	13,380
Intouch Holdings PCL, foreign registered[2]	36,860,000	53,955
TalkTalk Telecom Group PLC	35,499,000	51,536
YY Inc., Class A (ADR)[1]	856,000	51,240
LG Uplus Corp.[2]	2,926,824	46,284
Spotify Technology SA1	283,394	32,165
		9,586,011
Consumer staples 6.21%
British American Tobacco PLC	44,252,950	1,410,120
Nestlé SA2	14,149,399	1,148,513
Pernod Ricard SA	5,360,610	880,137
Kao Corp.[2]	10,037,200	744,880
Associated British Foods PLC	22,236,359	579,037
Thai Beverage PCL	825,350,000	369,392
Kirin Holdings Co., Ltd.[2]	17,329,745	363,228
Meiji Holdings Co., Ltd.[2]	4,397,200	359,299
JBS SA, ordinary nominative	92,258,204	275,888
Alimentation Couche-Tard Inc., Class B	5,542,500	275,704
Uni-Charm Corp.[2]	6,933,000	224,605
Kweichow Moutai Co., Ltd., Class A2	2,537,912	217,821
Glanbia PLC	11,068,379	207,978
Treasury Wine Estates Ltd.	19,164,734	199,780
Coca-Cola European Partners PLC	4,291,645	196,772
Philip Morris International Inc.	2,634,000	175,846
CP ALL PCL, foreign registered[2]	72,596,966	153,500
KOSÉ Corp.[2]	925,500	145,585
LG Household & Health Care Ltd.[2]	123,000	121,328
Anheuser-Busch InBev SA/NV	1,693,000	111,924
Coca-Cola HBC AG (CDI)	3,562,746	111,347
Wal-Mart de México, SAB de CV, Series V	40,980,000	104,203
Ambev SA	23,931,000	94,965
Fomento Económico Mexicano, SAB de CV	9,055,000	77,746
Godrej Consumer Products Ltd.	3,957,000	45,946
		8,595,544
Energy 5.72%
Reliance Industries Ltd.	195,600,942	3,141,410
Royal Dutch Shell PLC, Class B	22,576,544	673,360
Royal Dutch Shell PLC, Class A	9,586,976	281,966
Royal Dutch Shell PLC, Class A (EUR denominated)	122,980	3,615
Canadian Natural Resources, Ltd. (CAD denominated)	17,887,225	431,589
Canadian Natural Resources, Ltd.	5,350,000	129,096
TOTAL SA	10,095,916	534,182
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	29,120,000	378,851
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	12,178,300	141,147
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Cenovus Energy Inc.[3]	69,818,000	$490,956
Enbridge Inc. (CAD denominated)	13,269,930	412,231
Oil Search Ltd.	72,325,000	364,746
Tourmaline Oil Corp.[3]	16,547,000	205,807
Suncor Energy Inc.	7,303,000	203,973
Seven Generations Energy Ltd., Class A1	15,152,900	123,647
Saipem SpA, Class S1,2	23,909,805	89,179
TransCanada Corp.	2,372,997	84,738
CNOOC Ltd.	38,800,000	59,955
China Petroleum & Chemical Corp., Class H	80,800,000	57,681
LUKOIL Oil Co. PJSC (ADR)	610,000	43,603
Novatek PJSC (GDR)	207,000	35,397
Ultrapar Participacoes SA, ordinary nominative	2,015,200	27,661
		7,914,790
Utilities 3.04%
Ørsted AS2	19,959,485	1,331,907
China Gas Holdings Ltd.	208,024,600	741,190
ENN Energy Holdings Ltd.[3]	77,627,000	688,487
Enel SpA[2]	78,250,000	452,228
China Resources Gas Group Ltd.	76,616,000	303,313
ENGIE SA	13,460,000	193,158
Guangdong Investment Ltd.	76,500,000	147,910
E.ON SE2	14,250,000	140,751
Suez	5,470,000	72,261
Pampa Energía SA (ADR)[1]	2,085,000	66,324
Naturgy Energy Group, SA	2,121,000	54,095
SSE PLC	847,200	11,679
		4,203,303
Real estate 1.32%
China Overseas Land & Investment Ltd.	113,684,273	390,538
Ayala Land, Inc.[2]	390,814,709	301,635
Ayala Land, Inc., preference shares[1,2,4]	481,283,600	824
Sun Hung Kai Properties Ltd.	19,770,083	281,762
Vonovia SE2	4,921,229	223,331
Henderson Land Development Co. Ltd.	41,037,973	204,391
CK Asset Holdings Ltd.	21,523,164	157,497
China Resources Land Ltd.	34,350,000	132,039
Central Pattana PCL, foreign registered[2]	43,975,000	101,144
Longfor Group Holdings Ltd.	12,712,500	37,989
		1,831,150
Total common stocks (cost: $107,280,509,000)		127,910,416
Rights & warrants 0.08% Real estate 0.08%
Vinhomes JSC, warrants, expire 2019[1,2]	33,474,875	106,361
Total rights & warrants (cost: $138,006,000)		106,361
EuroPacific Growth Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments 0.10% Corporate bonds & notes 0.05% Financials 0.05%	Principal amount (000)	Value (000)
UniCredit SpA, Contingent Convertible, 5.375% (undated)[5]	€5,375	$5,192
UniCredit SpA, Contingent Convertible, 6.625% (undated)[5]	21,245	22,966
UniCredit SpA, Contingent Convertible, 8.00% (undated)[5]	$27,075	24,137
UniCredit SpA 5.861% 2032[5,6]	19,000	16,741
		69,036
Total corporate bonds & notes		69,036
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 1.125% 2019[7]	50,000	49,892
Total U.S. Treasury bonds & notes		49,892
Bonds & notes of governments & government agencies outside the U.S. 0.01%
Argentine Republic (Badlar Private Banks ARS Index + 2.50%) 49.529% 2019[8]	ARS289,699	7,699
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 65.509% 2020[8]	116,033	3,324
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 37.717% 2022[8]	332,144	8,444
		19,467
Total bonds, notes & other debt instruments (cost: $137,114,000)		138,395
Short-term securities 7.26%
American Honda Finance Corp. 2.40% due 1/16/2019	$50,000	49,943
ANZ New Zealand (International) Ltd. 2.72% due 3/13/2019[6]	22,700	22,578
Apple Inc. 2.33%–2.36% due 1/9/2019–1/24/2019[6]	141,050	140,875
Argentinian Treasury Bills (10.94%)–5.59% due 2/28/2019–4/30/2020	ARS14,644,975	440,679
Australia & New Zealand Banking Group, Ltd. 2.32% due 1/10/2019[6]	$170,000	169,885
Bank of Nova Scotia 2.76% due 3/11/2019[6]	100,000	99,478
BNP Paribas, New York Branch 2.64% due 3/20/2019	75,000	74,561
Canadian Imperial Bank of Commerce 2.44%–2.47% due 1/8/2019–1/15/2019[6]	250,000	249,819
Commonwealth Bank of Australia 2.50% due 1/23/2019[6]	74,800	74,682
DBS Bank Ltd. 2.41% due 1/22/2019[6]	21,800	21,766
Fairway Finance Co. LLC 2.52% due 1/23/2019[6]	50,000	49,919
Federal Farm Credit Banks 2.29% due 1/18/2019	33,400	33,363
Federal Home Loan Bank 2.20%–2.38% due 1/4/2019–3/13/2019	1,958,000	1,954,675
Freddie Mac 2.36% due 2/20/2019	39,800	39,668
Merck & Co. Inc. 2.38% due 1/25/2019[6]	25,000	24,957
Mitsubishi UFJ Trust and Banking Corp. 2.54%–2.86% due 1/23/2019–3/21/2019[6]	165,100	164,369
Mizuho Bank, Ltd. 2.40%–2.67% due 1/4/2019–2/25/2019[6]	176,700	176,424
National Australia Bank Ltd 2.30% due 1/7/2019[6]	104,400	104,351
Nordea Bank AB 2.34%–2.76% due 1/18/2019–3/27/2019[6]	236,400	235,555
Oversea-Chinese Banking Corp. Ltd. 2.34% due 1/11/2019[6]	130,000	129,903
Québec (Province of) 2.31%–2.52% due 1/7/2019–1/22/2019[6]	64,300	64,256
Royal Bank of Canada 2.39% due 1/18/2019	25,000	24,969
Starbird Funding Corp. 2.57%–2.63% due 1/28/2019–2/6/2019[6]	150,000	149,636
Sumitomo Mitsui Banking Corp. 2.41%–2.69% due 1/4/2019–3/14/2019[6]	286,500	285,845
Svenska Handelsbanken Inc. 2.39% due 1/15/2019[6]	100,000	99,900
Swedbank AB 2.49%–2.60% due 2/15/2019–3/1/2019	150,000	149,468
Toronto-Dominion Bank 2.44%–2.65% due 1/16/2019–2/20/2019[6]	225,100	224,468
Total Capital Canada Ltd. 2.50% due 1/30/2019[6]	100,000	99,786
Toyota Industries Commercial Finance, Inc. 2.43% due 1/8/2019[6]	40,000	39,979
Toyota Motor Credit Corp. 2.58%–2.64% due 2/4/2019–2/22/2019	198,000	197,393
EuroPacific Growth Fund — Page 8 of 13

unaudited
Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Bills 2.04%–2.45% due 1/2/2019–5/23/2019	$4,367,800	$4,344,937
United Overseas Bank Ltd. 2.51%–2.71% due 2/14/2019–3/4/2019[6]	112,900	112,422
Total short-term securities (cost: $10,049,651,000)		10,050,509
Total investment securities 99.87% (cost: $117,605,280,000)		138,205,681
Other assets less liabilities 0.13%		173,006
Net assets 100.00%		$138,378,687
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD70,557	INR5,000,000	Citibank	1/17/2019	$(918)
USD70,542	INR5,000,000	Bank of America, N.A.	1/17/2019	(933)
USD109,698	INR7,775,000	Goldman Sachs	1/17/2019	(1,445)
				$(3,296)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Common stocks 11.13%
Consumer discretionary 3.25%
Galaxy Entertainment Group Ltd.	93,299,000	131,450,000	—	224,749,000	$—	$220,443	$11,310	$1,429,347
MercadoLibre, Inc.	1,602,500	1,822,000	—	3,424,500	—	(179,207)	—	1,002,865
Paddy Power Betfair PLC	6,722,677	—	315,455	6,407,222	(12,144)	(117,369)	18,411	525,988
Melco Resorts & Entertainment Ltd. (ADR)	12,814,000	14,454,250	—	27,268,250	—	(239,074)	8,546	480,467
Ryohin Keikaku Co., Ltd.[2]	923,000	1,041,800	152,000	1,812,800	(10,343)	(22,981)	3,516	437,700
Just Eat PLC[1]	51,012,545	3,383,455	—	54,396,000	—	(128,009)	—	406,847
ASOS PLC[1]	6,690,380	—	312,000	6,378,380	(4,426)	(445,594)	—	185,118
Global Brands Group Holding Ltd.[1]	487,835,358	—	—	487,835,358	—	(85,784)	—	22,116
William Hill PLC[9]	55,379,159	445,848	31,336,007	24,489,000	(106,499)	(38,197)	10,016	—
Kroton Educacional SA, ordinary nominative[9]	90,424,000	—	90,424,000	—	(196,188)	33,353	6,492	—
								4,490,448
Information technology 0.57%
PagSeguro Digital Ltd., Class A1	—	22,583,238	—	22,583,238	—	(184,149)	—	422,984
AAC Technologies Holdings Inc.	42,638,799	24,112,667	3,132,500	63,618,966	(23,324)	(284,894)	12,639	369,259
								792,243
EuroPacific Growth Fund — Page 9 of 13

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Industrials 2.27%
International Consolidated Airlines Group, SA (CDI)	150,105,675	—	21,000,000	129,105,675	$37,288	$(130,014)	$46,430	$1,016,969
Yamato Holdings Co., Ltd.[2,10]	15,699,000	9,819,093	—	25,518,093	—	43,888	3,033	701,687
MTU Aero Engines AG2	1,603,000	1,541,000	—	3,144,000	—	(6,898)	4,558	570,254
Melrose Industries PLC	—	265,046,746	—	265,046,746	—	(275,706)	4,974	553,532
Air France-KLM[1]	9,233,795	18,623,500	—	27,857,295	—	27,311	—	302,578
Ryanair Holdings PLC (ADR)[1,9]	17,974,744	566,491	4,030,442	14,510,793	(113,230)	(756,548)	—	—
								3,145,020
Health care 0.95%
Teva Pharmaceutical Industries Ltd. (ADR)	50,202,159	2,548,000	—	52,750,159	—	(97,747)	—	813,407
Hikma Pharmaceuticals PLC	15,323,773	—	708,728	14,615,045	(800)	78,108	5,363	319,662
GW Pharmaceuticals PLC (ADR)[1,10]	1,294,000	522,499	—	1,816,499	—	(45,905)	—	176,909
								1,309,978
Materials 0.77%
Chr. Hansen Holding A/S2	7,491,364	—	177,364	7,314,000	9,755	5,244	13,965	646,968
First Quantum Minerals Ltd.	41,611,001	10,359,232	—	51,970,233	—	(305,883)	354	420,269
								1,067,237
Communication services 2.32%
Nintendo Co., Ltd.[2]	6,797,026	3,140,000	—	9,937,026	—	663,643	20,077	2,645,897
Altice USA, Inc., Class B2	—	27,021,262	9,299,227	17,722,035	—	(99,283)	—	292,768
Altice USA, Inc., Class A	—	17,853,251	11,663,331	6,189,920	(65,416)	(18,415)	—	102,258
Altice Europe NV, Class A1,11	69,114,355	3,928,273	—	73,042,628	—	226,975	—	142,187
Altice Europe NV, Class B1,11	16,341,536	—	1,563,667	14,777,869	(25,443)	(77,010)	—	28,784
								3,211,894
Energy 0.50%
Cenovus Energy Inc.	27,333,400	52,716,000	10,231,400	69,818,000	(1,282)	(110,211)	5,195	490,956
Tourmaline Oil Corp.	16,547,000	—	—	16,547,000	—	(74,825)	3,658	205,807
Oil Search Ltd.[9]	66,700,452	20,160,000	14,535,452	72,325,000	(16,452)	(39,646)	1,737	—
								696,763
Utilities 0.50%
ENN Energy Holdings Ltd.	50,122,000	27,505,000	—	77,627,000	—	101,726	6,896	688,487
Ørsted AS2,9	24,649,666	61,619	4,751,800	19,959,485	110,222	(85,847)	—	—
								688,487
Total 11.13%					$(418,282)	$(2,448,505)	$187,170	$15,402,070
EuroPacific Growth Fund — Page 10 of 13

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $43,914,012,000, which represented 31.73% of the net assets of the fund. This amount includes $43,414,621,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Value determined using significant unobservable inputs.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,757,594,000, which represented 1.99% of the net assets of the fund.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,929,000, which represented less than .01% of the net assets of the fund.
[8]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[9]	Unaffiliated issuer at 12/31/2018.
[10]	This security was an unaffiliated issuer in its initial period of acquisition at 3/31/2018; it was not publicly disclosed.
[11]	This security changed its name during the reporting period.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $692,642,000.
EuroPacific Growth Fund — Page 11 of 13

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,693,640	$3,293,309	$—	$24,986,949
Consumer discretionary	13,408,408	5,604,592	—	19,013,000
Information technology	5,702,817	9,960,165	—	15,662,982
Industrials	9,589,415	4,743,885	—	14,333,300
Health care	5,358,242	5,872,255	—	11,230,497
Materials	7,511,791	3,041,099	—	10,552,890
Communication services	4,413,423	5,172,588	—	9,586,011
Consumer staples	5,116,785	3,478,759	—	8,595,544
Energy	7,825,611	89,179	—	7,914,790
Utilities	2,278,417	1,924,886	—	4,203,303
Real estate	1,204,216	626,110	824	1,831,150
Rights & warrants	—	106,361	—	106,361
Bonds, notes & other debt instruments	—	138,395	—	138,395
Short-term securities	—	10,050,509	—	10,050,509
Total	$84,102,765	$54,102,092	$824	$138,205,681
EuroPacific Growth Fund — Page 12 of 13

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(3,296)	$—	$(3,296)
*	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-016-0219O-S66091	EuroPacific Growth Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2019